Goodwill and other intangibles	12 Months Ended
Dec. 31, 2014
Goodwill And Other Intangible Assets [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

7.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill
Changes in goodwill are shown below (in thousands):

Balance at December 31, 2012	$—
Barcas acquisition (Note 3)	28,322
Balance at December 31, 2013	28,322
Oilfield trucking acquisition (Note 3)	7,892
Barcas purchase price adjustment	(98)
Balance at December 31, 2014	$36,116

Other Intangible Assets
Changes in other intangible assets are shown below (in thousands):

Balance at December 31, 2012	$—
Barcas acquisition	6,930
Amortization	(1,155)
Balance at December 31, 2013	5,775
Oilfield trucking acquisition	17,010
Barcas purchase price adjustment	(50)
Amortization	(6,095)
Balance at December 31, 2014	$16,640

For the year ended December 31, 2014, we recorded a $17.0 million customer contract intangible asset related to the Chesapeake trucking acquisition. The intangible is being amortized in proportion with the expected revenues associated with the contract over 20 years.
The Barcas customer contract intangible was fully amortized during the year ended December 31, 2014 due to certain contractual terms being satisfied.
We estimate that future amortization of other intangible assets will be as follows (in thousands):

For the twelve months ending:
December 31, 2015	$1,073
December 31, 2016	1,881
December 31, 2017	2,132
December 31, 2018	2,172
December 31, 2019	1,680
Thereafter	7,702
Total estimated amortization expense	$16,640